Land Use Rights (Details 1)	Dec. 31, 2017 USD ($)
Twelve months ending December 31,
2018	$ 49,401
2019	49,401
2020	49,401
2021	49,401
2022	49,401
Thereafter	1,897,083
Total	$ 2,144,088